INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 8,236	$ 4,056
Other comprehensive income (loss)
Change in foreign currency translation adjustment	(933)	908
Cash flow hedges:
Change in net unrealized losses	(972)	(1,889)
Amounts reclassified into net income	139	1,517
Net change	(833)	(372)
Other comprehensive income (loss), net	(1,766)	536
Total of comprehensive income	$ 6,470	$ 4,592